STATEMENT OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
ROMAN DBDR TECH ACQUISITION CORP.
Operating Costs and Expenses	$ 188,995
Loss from operations	(188,995)
Other income (expense):
Compensation Expense	(650,244)
Interest earned on marketable securities held in Trust Account	22,970
Unrealized gain on marketable securities held in Trust Account	919
Total other income (expense), net	(5,151,683)
Loss before provision for income taxes	(5,340,678)
Net income (loss)	$ (5,340,678)
Basis weighted average shares outstanding, Common stock | shares	5,601,728
Diluted weighted average shares outstanding, Common stock | shares	5,601,728
Basic net loss per share, Common stock | $ / shares	$ (0.21)
Diluted net loss per share, Common stock | $ / shares	$ (0.21)
ROMAN DBDR TECH ACQUISITION CORP. | Private Placement Warrants
Other income (expense):
Change in fair value of derivative liability	$ (1,842,358)
Transaction costs	(22,475)
ROMAN DBDR TECH ACQUISITION CORP. | Public Warrants
Other income (expense):
Change in fair value of derivative liability	(1,968,260)
Transaction costs	$ (692,235)
Class A common stock | ROMAN DBDR TECH ACQUISITION CORP.
Other income (expense):
Basis weighted average shares outstanding, Common stock | shares	19,250,109
Diluted weighted average shares outstanding, Common stock | shares	19,250,109
Basic net loss per share, Common stock | $ / shares	$ (0.21)
Diluted net loss per share, Common stock | $ / shares	$ (0.21)
Class A common stock subject to possible redemption | ROMAN DBDR TECH ACQUISITION CORP.
Other income (expense):
Basis weighted average shares outstanding, Common stock | shares	19,250,109
Diluted weighted average shares outstanding, Common stock | shares	19,250,109
Basic net loss per share, Common stock | $ / shares	$ (0.21)
Diluted net loss per share, Common stock | $ / shares	$ (0.21)